Risk management - Credit risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) scenario tranches phase stage customer	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of credit risk exposure [line items]
Collection and recovery management, number of phases | phase	4
Percentage of total provisions for the most relevant units of the Group	95.00%
Maximum exposure to credit risk	€ 953,572	€ 953,919	€ 949,583
Financial assets	(283,497)	(243,203)	(193,716)
Investments	€ 7,277	7,646	7,615	€ 7,525
Number of tranches | tranches	4
Forbearance portfolio	€ 27,144
Performing loans, number of days past due criteria	90 days
Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets with contractual cash flows modified during reporting period while loss allowance measured at lifetime expected credit losses	€ 3,940	2,902
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses	€ 2,950	2,804
"Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Number of largest groups | customer	20
"Large Exposures" Customers, top 40
Disclosure of credit risk exposure [line items]
Number of largest groups | customer	40
Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 236,849	235,344	245,070
Number of prospective macroeconomic scenarios | scenario	4
PD percentage increase from initial recognition	100.00%
Minimum period of irregular positions to consider significant increase in risk	30 days
Number of tranches | tranches	4
Evolution projection period	5 years
Santander UK plc | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	3.40%
Santander UK plc | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.30%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	€ 349	286	226
Spain
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.38%
Non-performing rate	2.68%
Maximum exposure to credit risk	€ 198,936	205,994	212,593
Risk exposure associated with instruments sharing characteristic	€ 285,883
Percent at risk	25.00%
Coverage rate	53.00%
Increase (decrease) in nonperforming coverage ratio	0.04%
Cost of credit (in percent)	0.50%
Decrease in cost of credit	0.12%
ICO loans	€ 816
ICO loans, market share (in percentage)	39.00%
ICO loans, granted as result of the pandemic	€ 25,428
ICO loans, pandemic	€ 12,700
ICO loans, percentage of total portfolio	4.40%
Number of tranches | tranches	4
Evolution projection period	5 years
Spain | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 2,131	€ 2,448	€ 2,971
Investments	27
Spain | Foreclosed equity instruments
Disclosure of credit risk exposure [line items]
Investments	€ 13
Spain | SMEs and Corporates
Disclosure of credit risk exposure [line items]
Non-performing rate	5.07%
Risk exposure associated with instruments sharing characteristic	€ 102,342
Percent at risk	36.00%	38.00%
Decrease in portfolio of SMEs	4.40%
Decrease in non-performing ratio	0.20%
Spain | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.18%
Non-performing rate	1.33%
Increase (decrease) in residential mortgage credit risk (in percentage)	2.90%
Debt-to-income ratio	24.00%	24.00%	26.00%
Spain | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 207
Spain | Property assets from home purchase mortgage loans to households | Retail & Commercial Banking
Disclosure of credit risk exposure [line items]
Percentage of portfolio with LTV less than defined percent	93.00%
Spain | Property assets from home purchase mortgage loans to households | Of which property collateral
Disclosure of credit risk exposure [line items]
Percentage secured by mortgage	99.65%	99.65%	99.55%
Spain | Property assets from home purchase mortgage loans to households | Less than 80% | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio	80.00%
Spain | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	€ 1,873
Spain | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	(2,545)	€ (2,433)	€ (2,327)	€ (2,625)
Risk exposure associated with instruments sharing characteristic	€ 278
Spain | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Non-performing rate	2.28%	3.04%	4.04%
Risk exposure associated with instruments sharing characteristic	€ 6
Coverage rate	36.21%	39.19%	35.11%
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	€ 1,132
Spain | Accumulated impairment | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,692	€ 3,058	€ 3,451
Spain | Accumulated impairment | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	183
Spain | Accumulated impairment | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,456
Spain | Gross carrying amount | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,823	5,506	6,422
Spain | Gross carrying amount | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	(2,545)
Spain | Gross carrying amount | Of which property collateral | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	(2,532)
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households
Disclosure of credit risk exposure [line items]
Financial assets	(59,316)	(61,097)	(63,688)
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	390
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	(789)	(924)	(1,088)
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Of which property collateral
Disclosure of credit risk exposure [line items]
Financial assets	(59,108)	(60,882)	(63,400)
Spain | Gross carrying amount | Property assets from home purchase mortgage loans to households | Of which property collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	(778)	(908)	(1,064)
Spain | Gross carrying amount | Construction and property development | Foreclosed properties
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,329
Spain | Gross carrying amount | Construction and property development | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	(2,545)
Spain | Gross carrying amount | Construction and property development | Credit impaired | Real estate operations in Spain
Disclosure of credit risk exposure [line items]
Financial assets	€ (58)
US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Number of tranches | tranches	4
Financial instruments not credit-impaired | Stage 1
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 839,255	843,297	850,779
Maximum exposure, financial instruments not included elsewhere	665,476	598,385	538,364
Financial instruments not credit-impaired | Stage 1 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	209,588	205,708	221,566
Financial instruments not credit-impaired | Stage 1 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(196,514)	(176,697)	(148,384)
Financial instruments not credit-impaired | Stage 1 | Other units
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	80,541	68,788	123,796
Financial instruments not credit-impaired | Stage 1 | Other units | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	165	199	147
Financial instruments not credit-impaired | Stage 1 | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	179,041	183,324	191,349
Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	81,416	76,784	66,196
Financial instruments not credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,969	26,118	20,445
Financial instruments not credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(597)	(203)	(75)
Financial instruments not credit-impaired | Stage 2 and 3 | Other units
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,534	1,504	2,902
Financial instruments not credit-impaired | Stage 2 and 3 | Other units | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	117	73	123
Financial instruments not credit-impaired | Stage 2 and 3 | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	13,277	15,134	12,351
Financial instruments credit-impaired | Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(14,088)
Financial instruments credit-impaired | Accumulated impairment | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(2,371)
Financial instruments credit-impaired | Gross carrying amount
Disclosure of credit risk exposure [line items]
Loans and advances to customers	33,731
Financial instruments credit-impaired | Gross carrying amount | Of which property collateral
Disclosure of credit risk exposure [line items]
Loans and advances to customers	9,519
Financial instruments credit-impaired | Stage 2 and 3
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	32,901	33,838	32,608
Financial instruments credit-impaired | Stage 2 and 3 | Santander UK plc
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,292	3,518	3,059
Financial instruments credit-impaired | Stage 2 and 3 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	(701)	(461)	(404)
Financial instruments credit-impaired | Stage 2 and 3 | Other units
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	874	658	2,064
Financial instruments credit-impaired | Stage 2 and 3 | Other units | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	295	161	294
Financial instruments credit-impaired | Stage 2 and 3 | Spain
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,618	7,536	8,893
Financial instruments purchased credit impaired
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 559	€ 743	€ 322
Credit risk
Disclosure of credit risk exposure [line items]
Non-performing rate	3.05%	3.14%	3.08%
Number of credit risk categories | stage	3
Risk exposure associated with instruments sharing characteristic	€ 1,821,592
Coverage rate	65.00%	66.00%	68.00%
Cost of credit (in percent)	1.15%	1.18%	0.99%
Net loan-loss provisions	€ 12,333	€ 12,458	€ 10,509
Credit risk | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans covered by specific allowance	26.00%
Credit risk | "Large Exposures" Customers
Disclosure of credit risk exposure [line items]
Credit exposure percentage	5.50%
Large exposure threshold percentage	10.00%
Maximum percentage of eligible capital allowed under regulation	25.00%
Credit risk | "Large Exposures" Customers, top 40
Disclosure of credit risk exposure [line items]
Credit exposure percentage	8.40%
Credit risk | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage	54.00%
Percentage of loans covered by specific allowance	41.00%
Credit risk | Performing | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Credit exposure percentage	46.00%
Credit risk | Of which property collateral | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Percentage of loans secured	50.00%
Credit risk | Accumulated impairment | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	€ 7,146
Credit risk | Accumulated impairment | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	5,997
Credit risk | Gross carrying amount | Of which property collateral | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	(17,016)
Credit risk | Gross carrying amount | Of which property collateral | Credit impaired | Forborne loan portfolio
Disclosure of credit risk exposure [line items]
Financial assets	(9,082)
Credit risk | Spain
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	358,117
Local sovereign other than official currency risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 4,459
Percentage of total sovereign risk	1.10%
Non-local sovereign cross border risk
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 11,494
Percentage of total sovereign risk	2.80%
Europe
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.17%
Non-performing rate	2.15%
Europe | Credit risk
Disclosure of credit risk exposure [line items]
Non-performing rate	2.15%	2.32%	2.37%
Coverage rate	50.00%	49.00%	52.00%
Cost of credit (in percent)	0.32%	0.44%	0.39%
Net loan-loss provisions	€ 1,862	€ 2,533	€ 2,396
Europe | Credit risk | Spain
Disclosure of credit risk exposure [line items]
Non-performing rate	2.68%	3.06%	3.27%
Coverage rate	53.00%	49.00%	51.00%
Cost of credit (in percent)	0.50%	0.62%	0.61%
Net loan-loss provisions	€ 1,259	€ 1,522	€ 1,618
North America
Disclosure of credit risk exposure [line items]
Non-performing rate	4.22%
Percentage increase in non-performing loans ratio	0.13%
Credit exposure percentage	12.80%
North America | US
Disclosure of credit risk exposure [line items]
Non-performing rate	4.72%
Percentage increase in non-performing loans ratio	0.15%
Risk exposure associated with instruments sharing characteristic	€ 148,643
Cost of credit (in percent)	1.82%
Percentage increase (decrease) in cost of credit	0.10%
North America | US | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Non-performing rate	18.68%
Maximum exposure to credit risk	€ 30,669	28,877	31,960
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Coverage rate	62.00%
Increase (decrease) in nonperforming coverage ratio	(0.01%)
Cost of credit (in percent)	6.61%
Percentage increase (decrease) in cost of credit	0.20%
Credit risk with customers	€ 30,669
Lending, credit risk percentage of group	3.00%
Percentage increase (decrease) in lending	6.20%
Percentage increase in nonperforming ratio	0.42%
Number of tranches | tranches	4
Evolution projection period	5 years
North America | US | Santander Consumer USA Holdings Inc. | Auto financing through loan and leasing | Stellantis Group
Disclosure of credit risk exposure [line items]
Decrease in leases (in percentage)	7.80%
North America | US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Non-performing rate	2.22%
Percentage increase in non-performing loans ratio	0.58%
Maximum exposure to credit risk	€ 54,243	55,983	62,072
Number of prospective macroeconomic scenarios | scenario	4
Minimum period of irregular positions to consider significant increase in risk	30 days
Cost of credit (in percent)	0.91%
Percentage increase (decrease) in cost of credit	0.07%
Credit risk with customers	€ 53,520
Lending, credit risk percentage of group	5.00%
Percentage increase (decrease) in lending	(9.00%)
Evolution projection period	5 years
North America | US | Santander Bank, National Association | Maximum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	1.20%
North America | US | Santander Bank, National Association | Minimum
Disclosure of credit risk exposure [line items]
Threshold percentage in determining classification of Stage 2	0.20%
North America | Financial instruments not credit-impaired | Stage 1 | US | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 20,263	18,973	22,470
North America | Financial instruments not credit-impaired | Stage 1 | US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47,569	50,665	58,319
North America | Financial instruments not credit-impaired | Stage 2 and 3 | US | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,677	4,632	5,620
North America | Financial instruments not credit-impaired | Stage 2 and 3 | US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,544	4,424	3,294
North America | Financial instruments credit-impaired | Stage 2 and 3 | US | Santander Consumer USA Holdings Inc.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,729	5,272	3,870
North America | Financial instruments credit-impaired | Stage 2 and 3 | US | Santander Bank, National Association
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 1,130	€ 894	€ 459
North America | Credit risk
Disclosure of credit risk exposure [line items]
Non-performing rate	4.22%	4.09%	3.03%
Coverage rate	70.00%	74.00%	93.00%
Cost of credit (in percent)	2.04%	2.05%	1.49%
Net loan-loss provisions	€ 3,786	€ 3,733	€ 2,538
North America | Credit risk | US
Disclosure of credit risk exposure [line items]
Non-performing rate	4.72%	4.57%	3.25%
Coverage rate	64.00%	68.00%	90.00%
Cost of credit (in percent)	1.82%	1.92%	1.35%
Net loan-loss provisions	€ 2,507	€ 2,593	€ 1,744
South America
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.30%
Non-performing rate	5.42%
South America | Brazil
Disclosure of credit risk exposure [line items]
Risk exposure associated with instruments sharing characteristic	€ 104,519
Number of prospective macroeconomic scenarios | scenario	3
Coverage rate	83.00%	85.00%
Cost of credit (in percent)	4.51%	4.77%
Credit exposure percentage	9.00%
Evolution projection period	5 years
Increase (decrease) in credit risk (in percentage)	(8.30%)
Percentage increase in credit risk, excluding exchange rate	9.90%
Non-performing loans ratio	6.14%	6.56%
Net loan-loss provisions	€ 4,487
Increase (decrease) in provision for loan loss	4.50%
South America | Brazil | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 103,540	€ 113,409	101,466
Minimum period of irregular positions to consider significant increase in risk	30 days
Number of tranches | tranches	4
South America | Financial instruments not credit-impaired | Stage 1 | Brazil | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 86,458	96,799	85,636
South America | Financial instruments not credit-impaired | Stage 2 and 3 | Brazil | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,700	9,131	8,125
South America | Financial instruments credit-impaired | Stage 2 and 3 | Brazil | Banco Santander (Brasil) S.A.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	€ 6,382	€ 7,479	€ 7,705
South America | Credit risk
Disclosure of credit risk exposure [line items]
Non-performing rate	5.42%	5.72%	6.20%
Coverage rate	77.00%	78.00%	76.00%
Cost of credit (in percent)	3.50%	3.36%	3.32%
Net loan-loss provisions	€ 5,478	€ 5,401	€ 5,041
South America | Credit risk | Brazil
Disclosure of credit risk exposure [line items]
Non-performing rate	6.14%	6.56%	7.57%
Coverage rate	83.00%	85.00%	80.00%
Cost of credit (in percent)	4.51%	4.77%	4.79%
Net loan-loss provisions	€ 4,487	€ 4,701	€ 4,417
DCB Europe
Disclosure of credit risk exposure [line items]
Non-performing rate	2.50%
Percentage increase in non-performing loans ratio	0.38%
UK
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.09%
Non-performing rate	1.33%
Risk exposure associated with instruments sharing characteristic	€ 248,061
Percent at risk	21.00%
UK | Santander UK plc
Disclosure of credit risk exposure [line items]
Percentage decrease in non-performing loans ratio	0.09%
Non-performing rate	1.07%
UK | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Interest only loans, mortgage portfolio, percentage	22.00%
Loan-to-value (LTV) ratio	50.00%
Flexible loans, mortgage portfolio, percentage	3.00%
Buy to let mortgages, mortgage portfolio, percentage	9.00%
Percentage of portfolio with LTV less than defined percent	84.00%
UK | Securitised mortgage assets | Santander UK plc | LTV less than 70% | Maximum
Disclosure of credit risk exposure [line items]
Loan-to-value (LTV) ratio	70.00%
UK | Gross carrying amount | Securitised mortgage assets | Santander UK plc
Disclosure of credit risk exposure [line items]
Financial assets	€ (199,788)
Percent decrease in portfolio	4.60%
Retail Banking segment | Brazil
Disclosure of credit risk exposure [line items]
Credit exposure percentage	38.00%
Retail Banking segment | Brazil | Securitised mortgage assets
Disclosure of credit risk exposure [line items]
Credit exposure percentage	26.00%
Retail Banking segment | Brazil | Credit cards
Disclosure of credit risk exposure [line items]
Credit exposure percentage	22.00%